Employee Benefit Plans	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefit Plans
15. Employee Benefit Plans
Effective January 1, 2019, the Company adopted a 401(k) Plan for its employees, which is designed to be qualified under Section 401(k) of the Internal Revenue Code. Eligible employees are permitted to contribute to the 401(k) Plan within statutory and 401(k) Plan limits. The Company made matching contributions of $0.9 million and $0.8 million for the years ended December 31, 2023 and 2022, respectively.